Impact Shares NAACP Minority Empowerment ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Banking - 4.9%
Bank of America Corp.	12,585	$613,519
Citigroup, Inc.	3,311	375,500
Fifth Third Bancorp	1,741	80,887
Huntington Bancshares, Inc.	2,979	46,621
JPMorgan Chase & Co.	5,116	1,504,923
M&T Bank Corp.	313	64,703
PNC Financial Services Group, Inc.	765	159,189
Regions Financial Corp.	1,781	46,520
Truist Financial Corp.	2,287	105,133
		2,996,995

Consumer Discretionary Products - 4.6%
Ford Motor Co.	9,773	112,781
General Motors Co.	2,214	164,943
Nike, Inc. - Class B	2,749	145,202
Tesla, Inc.(a)	6,307	2,344,627
		2,767,553

Consumer Discretionary Services - 0.8%
Hilton Worldwide Holdings, Inc.	497	151,128
Marriott International, Inc. - Class A	509	166,478
Royal Caribbean Cruises Ltd.	615	169,236
		486,842

Consumer Staple Products - 2.0%
Clorox Co.	223	23,109
Coca-Cola Co.	7,413	563,759
Hershey Co.	288	59,872
Mondelez International, Inc. - Class A	2,563	147,731
PepsiCo, Inc.	2,637	409,500
		1,203,971

Financial Services - 5.3%
Bank of New York Mellon Corp.	1,195	141,763
Charles Schwab Corp.	3,052	286,827
LPL Financial Holdings, Inc.	166	49,938
Mastercard, Inc. - Class A	1,515	756,985
Moody's Corp.	289	126,076
Morgan Stanley	2,299	378,347
Nasdaq, Inc.	764	64,856
PayPal Holdings, Inc.	1,745	78,926
S&P Global, Inc.	559	237,765
Synchrony Financial	766	52,103
T. Rowe Price Group, Inc.	436	39,301
Verisk Analytics, Inc. - Class A	269	51,043

Visa, Inc. - Class A	3,154	$953,265
		3,217,195

Health Care - 10.4%
Abbott Laboratories	3,343	343,226
AbbVie, Inc.	3,282	713,802
Agilent Technologies, Inc.	556	63,373
Becton Dickinson & Co.	574	90,250
Biogen, Inc.(a)	260	47,666
Boston Scientific Corp.(a)	2,874	180,344
Bristol-Myers Squibb Co.	3,837	232,714
Cigna Group	496	132,308
CVS Health Corp.	2,418	173,661
Danaher Corp.	1,251	237,190
Edwards Lifesciences Corp.(a)	1,216	97,377
Elevance Health, Inc.	463	135,543
Gilead Sciences, Inc.	2,311	322,084
Humana, Inc.	210	36,412
Illumina, Inc.(a)	325	40,060
Incyte Corp.(a)	317	29,836
Johnson & Johnson	4,503	1,100,713
Labcorp Holdings, Inc.	160	42,690
Medtronic PLC	2,510	217,491
Merck & Co., Inc.	4,860	584,609
Pfizer, Inc.	10,317	289,701
ResMed, Inc.	279	62,630
Stryker Corp.	710	233,299
Thermo Fisher Scientific, Inc.	711	349,478
UnitedHealth Group, Inc.	1,681	454,862
Zoetis, Inc. - Class A	926	109,462
		6,320,781

Industrial Products - 7.1%
3M Co.	1,067	154,960
AMETEK, Inc.	444	95,176
Boeing Co.(a)	1,453	289,191
Carrier Global Corp.	1,576	88,745
Cummins, Inc.	250	134,505
Deere & Co.	480	270,384
Eaton Corp. PLC	756	270,398
Emerson Electric Co.	1,102	144,384
GE Aerospace	2,040	578,891
GE Vernova, Inc.	520	453,908
Honeywell International, Inc.	1,158	261,743
Howmet Aerospace, Inc.	745	171,693
Hubbell, Inc.	95	46,620
Illinois Tool Works, Inc.	576	149,927
Ingersoll Rand, Inc.	826	66,179
Johnson Controls International PLC	1,125	147,319
Keysight Technologies, Inc.(a)	659	186,082
L3Harris Technologies, Inc.	341	117,696
Lennox International, Inc.	65	30,168
Northrop Grumman Corp.	252	171,924
nVent Electric PLC	318	37,613

Otis Worldwide Corp.	770	$59,352
Rockwell Automation, Inc.	217	77,877
Textron, Inc.	383	33,535
Trane Technologies PLC	440	183,366
Xylem, Inc.	506	60,467
		4,282,103

Industrial Services - 2.2%
AECOM	250	21,205
Cintas Corp.	639	108,081
CSX Corp.	3,305	135,670
Delta Air Lines, Inc.	1,130	75,122
Expeditors International of Washington, Inc.	273	39,102
FedEx Corp.	401	142,828
J.B. Hunt Transport Services, Inc.	167	35,387
Jacobs Solutions, Inc.	260	33,093
Norfolk Southern Corp.	417	119,679
Southwest Airlines Co.	941	35,353
Union Pacific Corp.	1,135	275,374
United Airlines Holdings, Inc.(a)	668	61,503
United Parcel Service, Inc. - Class B	1,457	143,340
United Rentals, Inc.	124	90,341
		1,316,078

Insurance - 1.0%
Aon PLC - Class A	424	136,859
MetLife, Inc.	986	69,730
Principal Financial Group, Inc.	445	40,099
Progressive Corp.	1,090	216,081
Travelers Cos., Inc.	438	127,756
		590,525

Materials - 1.6%
Carlisle Cos., Inc.	40	13,345
CRH PLC	1,380	145,066
DuPont de Nemours, Inc.	819	37,510
Ecolab, Inc.	506	134,606
Freeport-McMoRan, Inc.	2,962	174,106
International Flavors & Fragrances, Inc.	515	37,363
Martin Marietta Materials, Inc.	109	64,166
Newmont Corp.	2,217	239,990
PPG Industries, Inc.	451	48,203
Southern Copper Corp.	186	31,928
Vulcan Materials Co.	255	69,437
		995,720

Media - 9.1%
Alphabet, Inc. - Class A	8,818	2,535,704
Electronic Arts, Inc.	412	83,994
Meta Platforms, Inc. - Class A	4,014	2,296,530
Uber Technologies, Inc.(a)	7,679	552,351
Zillow Group, Inc. - Class A(a)	92	3,808

Zillow Group, Inc. - Class C(a)	313	$12,952
		5,485,339

Oil & Gas - 5.8%
Baker Hughes Co.	1,961	119,719
Cheniere Energy, Inc.	370	104,991
Chevron Corp.	3,337	690,425
ConocoPhillips	2,146	283,272
Devon Energy Corp.	1,216	61,189
Exxon Mobil Corp.	7,674	1,301,971
Halliburton Co.	1,483	57,822
Kinder Morgan, Inc.	3,599	120,675
Marathon Petroleum Corp.	487	118,916
ONEOK, Inc.	1,100	99,429
Phillips 66	721	131,352
SLB NV	2,959	152,063
Valero Energy Corp.	528	130,458
Williams Cos., Inc.	2,176	158,369
		3,530,651

Real Estate - 1.3%
AvalonBay Communities, Inc. - REIT	269	43,941
Equinix, Inc. - REIT	180	176,443
Prologis, Inc. - REIT	1,717	226,953
SBA Communications Corp. - Class A - REIT	229	39,413
Welltower, Inc. - REIT	1,294	255,837
Weyerhaeuser Co. - REIT	1,482	36,206
		778,793

Renewable Energy - 0.1%
First Solar, Inc.(a)	373	73,578

Retail & Wholesale - Discretionary - 5.7%
Amazon.com, Inc.(a)	14,562	3,032,828
eBay, Inc.	980	89,199
Lowe's Cos., Inc.	1,317	311,181
		3,433,208

Retail & Wholesale - Staples - 2.0%
Archer-Daniels-Midland Co.	941	68,401
Kroger Co.	1,002	72,505
US Foods Holding Corp.(a)	487	44,906
Walmart, Inc.	8,104	1,007,165
		1,192,977

Software & Tech Services - 9.4%
Accenture PLC - Class A	2,229	441,988
Cognizant Technology Solutions Corp. - Class A	1,884	115,583
Gartner, Inc.(a)	314	49,719
HubSpot, Inc.(a)	190	46,379
International Business Machines Corp.	3,222	780,981
Microsoft Corp.	6,429	2,379,823
Oracle Corp.	5,924	871,480
Palo Alto Networks, Inc.(a)	2,628	421,321

Salesforce, Inc.	3,233	$603,504
		5,710,778

Tech Hardware & Semiconductors - 21.6%
Advanced Micro Devices, Inc.(a)	5,844	1,188,845
Analog Devices, Inc.	1,976	628,645
Applied Materials, Inc.	3,166	1,082,107
Ciena Corp.(a)	550	213,527
Cisco Systems, Inc.	14,970	1,161,522
Flex Ltd.(a)	1,254	82,087
Hewlett Packard Enterprise Co.	4,915	117,026
HP, Inc.	3,720	71,461
Intel Corp.(a)	15,810	697,695
KLA Corp.	511	752,402
Lam Research Corp.	5,047	1,078,342
Microchip Technology, Inc.	2,259	145,954
Micron Technology, Inc.	4,331	1,463,185
NVIDIA Corp.	17,020	2,968,288
NXP Semiconductors NV	973	191,545
QUALCOMM, Inc.	4,003	515,506
Texas Instruments, Inc.	3,571	693,274
		13,051,411

Telecommunications - 1.3%
AT&T, Inc.	13,058	378,551
Verizon Communications, Inc.	7,650	384,030
		762,581

Utilities - 3.8%
Alliant Energy Corp.	519	37,243
American Electric Power Co., Inc.	1,057	138,552
CMS Energy Corp.	610	47,324
Consolidated Edison, Inc.	729	82,508
Dominion Energy, Inc.	1,759	108,741
DTE Energy Co.	411	60,096
Duke Energy Corp.	1,422	186,197
Edison International	804	58,837
Entergy Corp.	891	100,113
Eversource Energy	707	48,981
Exelon Corp.	2,045	100,246
FirstEnergy Corp.	1,035	52,433
NextEra Energy, Inc.	3,886	360,932
NiSource, Inc.	969	45,214
NRG Energy, Inc.	375	54,802
PG&E Corp.	4,581	80,488
PPL Corp.	1,469	56,116
Public Service Enterprise Group, Inc.	1,012	81,921
Sempra	1,351	131,277
Southern Co.	2,019	194,874
Vistra Corp.	683	102,675
WEC Energy Group, Inc.	609	70,504
Xcel Energy, Inc.	1,156	91,833
		2,291,907

TOTAL COMMON STOCKS (Cost $47,704,116)		60,488,986

SHORT-TERM INVESTMENTS - 0.0%(b)	Shares	Value
Money Market Funds - 0.0%(b)
First American Government Obligations Fund - Class X, 3.53%(c)	20,388	20,388

TOTAL SHORT-TERM INVESTMENTS (Cost $20,388)		20,388

TOTAL INVESTMENTS - 100.0% (Cost $47,724,504)		$60,509,374
Other Assets in Excess of Liabilities - 0.0%(b)		7,113
TOTAL NET ASSETS - 100.0%		$60,516,487

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.